9. Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Summary of activity for related party loans
(Dollars in thousands)

Beginning balance	$4,340
New loans	6,903
Repayments	(6,483)

Ending balance	$4,760